Note 11 - Credit Facilities and Long-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
11.	CREDIT FACILITIES AND LONG-TERM DEBT

Long term debt, net of current maturities consists of:

		As of December 31,
		2011	2012
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2018 (2.62% and 1.32% at December 31, 2011 and 2012, respectively)	1,560	1,320
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2013 (2.56% and 1.39% at December 31, 2011 and 2012, respectively)	188	62
c)	Financing loan bearing interest at the Euribor 1 months rate plus 1.00% due June 2014 (2.02% and 1.11% at December 31, 2011 and 2012, respectively)	137	84
d)	Research loan from the Italian Ministry for University and Research, interest at 1% per annum, due January 2012	37	-
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due June 2014 (2.36% and 1.19% at December 31, 2011 and 2012, respectively)	64	39
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due June 2014 (2.16% and 0.99% at December 31, 2011 and 2012, respectively)	63	39
		2,049	1,544
	Less current maturities	(504)	(409)
	Total	€1,545	€1,135

The equipment loan of €62 requires the Company to maintain €5,000 thousand of net shareholders’ equity determined in accordance with Italian generally accepted accounting principles. The Company was in compliance with this covenant at December 31, 2011 and 2012. There are no other covenants associated with the Company’s loans.

The maturities of long-term debt are as follows:

December 31,
2014	295
2015	240
2016	240
2017	240
Thereafter	120
Total	€1,135